Investment Objectives and Goals - Fortuna Hedged Bitcoin Fund ETF	Apr. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fortuna Hedged Bitcoin ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fortuna Hedged Bitcoin ETF (the “Fund”) seeks to achieve long-term capital appreciation.